Shareholders’ equity (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of accumulated other comprehensive income

	Cumulative translation adjustment	Hedge accounting	Changes in fair value of financial instruments	Total
At January 01, 2023	(272,880)	1,262	(14,213)	(285,831)
Translation adjustment on foreign subsidiaries	81,413	-	-	81,413
Cash flow hedge accounting, net of income tax	-	(537)	-	(537)
Changes in fair value of financial liabilities related to changes in the Company’s own credit risk	-	-	(385)	(385)
Changes in fair value of investments in equity instruments	-	-	(1,466)	(1,466)
At December 31, 2023	(191,467)	725	(16,064)	(206,806)
Translation adjustment on foreign subsidiaries	(184,446)	-	-	(184,446)
Cash flow hedge accounting, net of income tax	-	109	-	109
Changes in fair value of financial liabilities related to changes in the Company’s own credit risk	-	-	(1,037)	(1,037)
Changes in fair value of investments in equity instruments	-	-	(1,256)	(1,256)
At December 31, 2024	(375,913)	834	(18,357)	(393,436)
Translation adjustment on foreign subsidiaries	79,357	-	-	79,357
Cash flow hedge accounting, net of income tax	-	(3,801)	-	(3,801)
Changes in fair value of financial liabilities related to changes in the Company’s own credit risk	-	-	(218)	(218)
Changes in fair value of investments in equity instruments	-	-	126	126
At December 31, 2025	(296,556)	(2,967)	(18,449)	(317,972)
Attributable to NEXA's shareholders				(266,300)
Attributable to non-controlling interests				(51,672)

Schedule of earnings per share information

	2025	2024	2023
Net income (loss) for the year attributable to NEXA's shareholders	132,626	(205,030)	(291,968)
Weighted average number of outstanding shares – in thousands	132,439	132,439	132,439
Earnings (losses) per share - USD	1.00	(1.55)	(2.20)

Schedule of non-controlling interest

Summarized balance sheet	NEXA PERU		Pollarix S.A.
	2025	2024	2025	2024
Current assets	847,874	840,727	44,390	21,597
Current liabilities	427,941	381,329	36,714	8,169
Current net assets	419,933	459,398	7,676	13,428

Non-current assets	1,495,772	1,176,393	60,627	53,843
Non-current liabilities	518,914	422,555	7,647	11,099
Non-current net assets	976,858	753,838	52,980	42,744

Net assets	1,396,791	1,213,236	60,656	56,172

Accumulated non-controlling interests	242,227	205,102	44,402	42,569

Summarized income statement	NEXA PERU		Pollarix S,A,
	2025	2024	2025	2024
Net revenues	1,063,503	881,122	32,845	27,919
Net (loss) gain for the year	276,866	(41,999)	46,783	28,959
Other comprehensive income	-	-	7,932	(14,886)
Total comprehensive income for the year	276,866	(41,999)	54,715	14,073

Comprehensive income attributable to non-controlling interests	53,258	(5,229)	43,459	15,026
Dividends paid to non-controlling interests	17,179	5,938	17,088	14,616

Summarized statement of cash flows	NEXA PERU		Pollarix S,A,
	2025	2024	2025	2024
Net cash provided by (used in) operating activities	152,509	244,940	27,532	(11,615)
Net cash used in investing activities	(155,881)	(108,007)	3,185	2,130
Net cash (used in) provided by financing activities	(113,055)	(16,245)	(2,462)	13,783
(Decrease) increase in cash and cash equivalents	(116,427)	120,688	28,255	4,298

On January 15, 2025, Nexa El Porvenir paid USD 3,453 and non-controlling shareholders paid USD 1,864 for the subscription of newly issued shares of Nexa Atacocha. Since Nexa El Porvenir subscribed to its portion of the capital increase in December 2024, while non-controlling shareholders completed their subscription in January 2025, its ownership interest in Nexa Atacocha decreased from 86.65% as of December 31, 2024, to 82.11%. Nexa El Porvenir recognized a gain of USD 1,005 from the dilution of its ownership interest, due to Atacocha’ s negative equity, which was recorded in equity attributable to Nexa’s controlling interest, while a loss of USD 1,016 was allocated to the non-controlling shareholders.

On July 17, 2025, Nexa El Porvenir, which owned 82.11% of Nexa Atacocha, launched a Voluntary Public Tender Offer (OPA) through the Lima Stock Exchange (BVL), under the supervision of the Peruvian Securities Market Authority (SMV), to acquire up to the remaining 17.89% of Atacocha’s shares held by non-controlling interests. The tender offer remained open until September 3, 2025.

Following the completion of Tender Offer, 0.89% of the shares were acquired for USD 502, resulting in an increase in Nexa El Porvenir’s controlling ownership interest in Nexa Atacocha from 82.11% to 83.00%.

As a result, the non-controlling interest decreased from 17.89% to 17.00. Consequently, a total reduction of USD 502 was recorded in equity, of which USD 492 was recognized in retained earnings attributable to the controlling interest and USD 10 to the non-controlling interest.